Derivative Instruments - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Mar. 19, 2014	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Nominal Value of Interest Rate Agreements	$ 277,000,000		277,000,000
Realized loss on derivative instruments	307,000
Credit facility termination date		Mar. 19, 2014
Maximum [Member]
Derivative [Line Items]
Maximum length of time over which Company has hedged its interest rate exposure			3 years
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Nominal Value of Interest Rate Agreements			0
10.0 % First Priority Secured Notes Due 2019 [Member]
Derivative [Line Items]
Debt instrument, interest rate	10.00%